Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Due from merchant credit card processor, reserve for charge-backs	$ 41,355	$ 2,500	$ 2,500
Accounts receivable, allowance for doubtful accounts	228,856	369,731	256,833
Property and equipment, accumulated depreciation	158,238	84,314	27,879
Intangible assets, accumulated amortization	22,177	0
Senior convertible notes payable debt discount net	781,250	1,093,750	$ 0
Convertible Notes, debt discount	$ 49,421	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	6,727,152	3,352,382	3,242,906
Common stock, shares outstanding	6,727,152	3,352,382	3,242,906
Vaporin Inc [Member]
Property and equipment, accumulated depreciation		$ 9,863	$ 680
Intangible assets, accumulated amortization		$ 16,206	$ 5,402
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000	50,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		4,893,254	700,000
Common stock, shares outstanding		4,893,254	700,000
Vaporin Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		100,000	100,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Vaporin Inc [Member] | Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued		100,000	0
Preferred stock, shares outstanding		100,000	0
Vaporin Inc [Member] | Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		100,000	100,000
Preferred stock, shares issued		1,550	0
Preferred stock, shares outstanding		1,550	0
Vaporin Inc [Member] | Series E Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		2	2
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0